Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of unrecognized tax benefits
RMB
Balance as of January 1, 2018	70,350
Change in unrecognized tax benefits	—
Increase in tax positions	—
Balance as of December 31, 2018	70,350
Change in unrecognized tax benefits	—
Increase in tax positions	—
Balance as of December 31, 2019	70,350
Change in unrecognized tax benefits	—
Decrease in tax positions	(3,131)
Balance as of December 31, 2020	67,219

Schedule of income tax expenses
	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax expense	243,330	139,549	67,609
Deferred tax (income) expense	(18,744)	4,267	15,778
Income tax expense	224,586	143,816	83,387

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	40,498	40,666
Intangible assets, net	5,311	4,493
Less: valuation allowances	(38,482)	(35,127)
Total	7,327	10,032
Deferred tax liabilities:
PRC dividend withholding taxes	7,898	26,380
Total	7,898	26,380

Schedule of effective income tax rate reconciliation
	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income from continuing operations before income taxes, share of income of affiliates, net	667,213	560,925	362,302
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	166,803	140,231	90,576
Expenses not deductible for tax purposes:
—Entertainment	1,358	2,516	2,428
—Other	1,079	730	202
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(8,307)	(36,527)	(18,114)
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	—	2,732
Change in valuation allowance	6,583	5,987	(3,355)
Deferred income tax for dividend distribution	53,702	49,267	18,483
Effect of non-taxable income*	—	(13,422)	(13,648)
Other	3,368	(4,966)	4,083
Income tax expense	224,586	143,816	83,387

*	The effect of non-taxable income represents an income tax exemption according to the Notice (Cai Shui [2002] No. 128) promulgated by the State Administration of Taxation and Ministry of Finance in China on dividend income derived from a purchased open-end securities investment fund product that the Group recorded as short term investment.